American Funds Corporate Bond Fund®
Investment portfolio
February 28, 2022
unaudited
Bonds, notes & other debt instruments 96.65% Corporate bonds, notes & loans 90.07% Financials 22.75%	Principal amount (000)	Value (000)
ACE INA Holdings, Inc. 2.875% 2022	$1,205	$1,217
ACE INA Holdings, Inc. 3.35% 2026	675	702
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	6,913	6,674
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	6,856	6,610
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	12,411	11,792
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	1,239	1,171
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	330	306
Allstate Corp. 0.75% 2025	440	414
Allstate Corp. 1.45% 2030	1,000	899
Allstate Corp. 3.85% 2049	500	522
American Express Co. 3.625% 2024	4,175	4,333
American Express Co. 1.65% 2026	2,975	2,878
American Express Co. 3.125% 2026	75	77
American International Group, Inc. 2.50% 2025	1,500	1,507
American International Group, Inc. 3.90% 2026	300	316
American International Group, Inc. 3.40% 2030	2,360	2,429
American International Group, Inc. 4.80% 2045	100	115
American International Group, Inc. 4.375% 2050	2,140	2,370
Aon Corp. 2.20% 2022	2,126	2,138
Aon Corp. / Aon Global Holdings PLC 2.60% 2031	1,000	949
Aon Corp. / Aon Global Holdings PLC 3.90% 2052	500	503
Arthur J. Gallagher & Co. 3.50% 2051	1,013	954
ASB Bank, Ltd. 2.375% 2031[1]	1,776	1,675
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[2]	11,819	10,693
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[2]	1,751	1,587
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[2]	8,597	7,983
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[2]	3,183	3,016
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[2]	14,564	13,943
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[2]	11,111	10,696
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[2]	2,500	2,199
Bank of America Corp. 2.972% 2052 (USD-SOFR + 1.56% on 7/21/2051)[2]	1,290	1,149
Bank of Nova Scotia 2.45% 2032	2,200	2,096
Berkshire Hathaway Finance Corp. 4.20% 2048	813	902
Berkshire Hathaway Finance Corp. 4.25% 2049	300	335
Berkshire Hathaway, Inc. 3.125% 2026	350	363
Berkshire Hathaway, Inc. 4.50% 2043	125	143
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	2,800	2,595
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	10,325	9,826
BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)[1,2]	3,025	2,929
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	203	181
Chubb INA Holdings, Inc. 1.375% 2030	1,250	1,120
Chubb INA Holdings, Inc. 2.85% 2051	607	544
Chubb INA Holdings, Inc. 3.05% 2061	673	603
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[2]	2,581	2,442
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[2]	4,000	3,823
American Funds Corporate Bond Fund — Page 1 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[2]	$7,020	$6,669
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[2]	5,267	5,197
Commonwealth Bank of Australia 2.688% 2031[1]	2,425	2,265
Commonwealth Bank of Australia 3.61% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/12/2029)[1,2]	1,375	1,374
Commonwealth Bank of Australia 3.61% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/12/2029)[2]	1,000	999
Cooperatieve Rabobank UA 2.625% 2024[1]	1,200	1,213
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	2,575	2,423
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	650	656
Credit Suisse Group AG 3.80% 2023	425	435
Credit Suisse Group AG 2.95% 2025	1,275	1,292
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	7,143	7,424
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	3,975	3,772
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[2]	7,694	7,411
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[2]	5,436	5,370
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[2]	950	893
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	1,950	1,863
Five Corners Funding Trust II 2.85% 2030[1]	1,000	985
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[2]	3,796	3,573
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 1.676% 2026[3]	500	507
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[2]	3,903	3,677
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[2]	2,942	2,821
Goldman Sachs Group, Inc. 2.60% 2030	4,004	3,848
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[2]	2,049	1,849
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[2]	5,817	5,397
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[2]	14,669	13,882
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[2]	5,341	5,069
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	5,860	5,773
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[2]	2,836	2,522
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[2]	4,517	4,220
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[2]	8,092	7,799
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	9,275	8,853
Groupe BPCE SA 2.045% 2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	1,500	1,439
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	1,450	1,318
Hartford Financial Services Group, Inc. 2.90% 2051	1,328	1,131
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[2]	8,050	7,765
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	4,032	3,766
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[2]	3,095	3,195
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[2]	610	584
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[2]	5,000	4,724
Intercontinental Exchange, Inc. 3.00% 2060	2,810	2,392
Intesa Sanpaolo SpA 3.875% 2028[1]	657	665
Intesa Sanpaolo SpA 4.00% 2029[1]	400	403
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[2]	10,044	9,798
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[2]	2,908	2,895
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[2]	1,682	1,575
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[2]	2,604	2,492
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[2]	6,227	5,955
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[2]	3,404	3,264
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[2]	3,054	3,021
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[2]	1,807	1,673
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[2]	4,720	4,542
American Funds Corporate Bond Fund — Page 2 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[2]	$2,210	$2,276
Lloyds Banking Group PLC 3.75% 2027	213	221
Lloyds Banking Group PLC 4.375% 2028	590	630
Lloyds Banking Group PLC 4.55% 2028	830	897
Marsh & McLennan Companies, Inc. 4.375% 2029	230	251
Marsh & McLennan Companies, Inc. 2.25% 2030	500	469
Marsh & McLennan Companies, Inc. 2.375% 2031	548	518
Marsh & McLennan Companies, Inc. 4.90% 2049	395	474
Marsh & McLennan Companies, Inc. 2.90% 2051	1,010	888
MetLife, Inc. 4.55% 2030	2,670	3,000
MetLife, Inc. 4.60% 2046	100	118
Metropolitan Life Global Funding I 2.40% 2022[1]	480	482
Metropolitan Life Global Funding I 1.95% 2023[1]	1,700	1,709
Metropolitan Life Global Funding I 0.70% 2024[1]	2,288	2,202
Metropolitan Life Global Funding I 3.60% 2024[1]	400	413
Metropolitan Life Global Funding I 0.95% 2025[1]	1,203	1,157
Metropolitan Life Global Funding I 3.45% 2026[1]	150	157
Metropolitan Life Global Funding I 3.00% 2027[1]	700	720
Metropolitan Life Global Funding I 3.05% 2029[1]	250	254
Metropolitan Life Global Funding I 1.55% 2031[1]	1,000	901
Metropolitan Life Global Funding I 2.40% 2032[1]	250	241
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	2,190	2,212
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[2]	5,000	4,944
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[2]	1,172	1,131
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[2]	9,639	9,032
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[2]	3,000	2,963
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[2]	2,300	2,180
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[2]	2,843	2,706
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[2]	4,620	4,128
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[2]	13,726	12,647
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[2]	6,740	6,370
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[2]	1,181	1,158
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[2]	667	638
National Australia Bank, Ltd. 2.332% 2030[1]	1,100	1,001
Nationwide Building Society 3.96% 2030 (3-month USD-LIBOR + 1.855% on 7/18/2029)[1,2]	400	419
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)[1,2]	500	514
New York Life Global Funding 2.30% 2022[1]	1,150	1,155
New York Life Global Funding 0.95% 2025[1]	6,592	6,365
New York Life Global Funding 3.00% 2028[1]	100	103
New York Life Global Funding 1.20% 2030[1]	4,535	4,012
New York Life Global Funding 1.85% 2031[1]	250	227
Northwestern Mutual Global Funding 0.80% 2026[1]	5,583	5,314
Nuveen, LLC 4.00% 2028[1]	220	239
PRICOA Global Funding I 3.45% 2023[1]	175	180
Progressive Corp. 3.20% 2030	710	733
Prudential Financial, Inc. 3.905% 2047	350	365
Prudential Financial, Inc. 4.35% 2050	220	247
Prudential Financial, Inc. 3.70% 2051	1,255	1,275
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[2]	500	526
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[2]	800	800
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[2]	600	641
American Funds Corporate Bond Fund — Page 3 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[2]	$2,279	$2,156
Synchrony Financial 3.95% 2027	1,025	1,057
Synchrony Financial 2.875% 2031	800	744
Toronto-Dominion Bank 2.00% 2031	3,202	2,977
Toronto-Dominion Bank 2.45% 2032	1,230	1,185
Travelers Companies, Inc. 4.00% 2047	105	113
Travelers Companies, Inc. 4.05% 2048	100	108
Travelers Companies, Inc. 4.10% 2049	380	419
Travelers Companies, Inc. 2.55% 2050	603	515
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	2,600	2,465
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[2]	15,000	14,958
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[2]	1,351	1,373
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[2]	3,058	2,935
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[2]	11,980	12,143
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[2]	2,128	2,199
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[2]	1,225	1,111
		451,008
Utilities 14.97%
AEP Texas, Inc. 3.45% 2051	3,300	3,002
AEP Transmission Co. LLC 3.65% 2050	25	25
AEP Transmission Co. LLC 2.75% 2051	476	407
Alabama Power Co. 3.00% 2052	2,250	1,994
American Electric Power Company, Inc. 1.00% 2025	1,100	1,042
CenterPoint Energy, Inc. 2.95% 2030	1,675	1,644
CenterPoint Energy, Inc. 2.65% 2031	5,000	4,788
Cleveland Electric Illuminating Co. 4.55% 2030[1]	2,500	2,738
Connecticut Light and Power Co. 2.05% 2031	3,091	2,890
Consumers Energy Co. 3.25% 2046	714	686
Consumers Energy Co. 3.10% 2050	1,695	1,612
Consumers Energy Co. 2.65% 2052	2,416	2,081
Dominion Resources, Inc., junior subordinated, 3.071% 2024[2]	1,000	1,018
DTE Electric Company 2.625% 2031	1,489	1,467
DTE Electric Company 3.65% 2052	544	565
DTE Energy Company 1.90% 2028	1,910	1,830
DTE Energy Company 2.25% 2030	354	341
DTE Energy Company 3.00% 2032	1,966	1,997
DTE Energy Company 2.95% 2050	1,352	1,233
Duke Energy Corp. 0.90% 2025	1,050	997
Duke Energy Corp. 2.55% 2031	1,237	1,159
Duke Energy Progress, LLC 2.50% 2050	1,044	864
Edison International 5.75% 2027	1,566	1,740
Edison International 4.125% 2028	11,504	11,851
Emera US Finance LP 2.639% 2031	7,975	7,457
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[2]	993	1,083
Entergy Corp. 1.60% 2030	1,300	1,164
Entergy Corp. 2.40% 2031	5,217	4,831
Entergy Louisiana, LLC 2.90% 2051	376	334
Entergy Texas, Inc. 1.75% 2031	1,500	1,356
Exelon Corp. 4.70% 2050	125	142
FirstEnergy Corp. 2.05% 2025	275	268
American Funds Corporate Bond Fund — Page 4 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 1.60% 2026	$4,325	$4,073
FirstEnergy Corp. 3.50% 2028[1]	1,000	1,018
FirstEnergy Corp. 4.10% 2028[1]	3,000	3,189
FirstEnergy Corp. 2.25% 2030	8,830	8,095
FirstEnergy Corp. 2.65% 2030	14,891	14,017
FirstEnergy Corp. 7.375% 2031	3,389	4,248
FirstEnergy Corp., Series A, 3.10% 2022[2]	5,389	5,381
FirstEnergy Corp., Series B, 4.15% 2027[2]	18,920	19,627
FirstEnergy Transmission LLC 2.866% 2028[1]	15,625	15,074
Florida Power & Light Company 2.45% 2032	4,008	3,896
Florida Power & Light Company 2.875% 2051	7,322	6,679
Jersey Central Power & Light Co. 4.30% 2026[1]	1,085	1,142
Jersey Central Power & Light Co. 2.75% 2032[1]	925	891
Metropolitan Edison Co. 4.30% 2029[1]	200	216
MidAmerican Energy Holdings Co. 2.70% 2052	4,168	3,610
Mississippi Power Co. 4.25% 2042	600	624
NextEra Energy Capital Holdings, Inc. 2.44% 2032	5,000	4,684
Northern States Power Co. 2.25% 2031	721	691
Northern States Power Co. 2.60% 2051	3,077	2,640
Oncor Electric Delivery Company, LLC 2.70% 2051[1]	2,756	2,349
Pacific Gas and Electric Co. 2.95% 2026	343	339
Pacific Gas and Electric Co. 3.15% 2026	8,058	8,018
Pacific Gas and Electric Co. 2.10% 2027	6,734	6,261
Pacific Gas and Electric Co. 3.30% 2027	3,483	3,438
Pacific Gas and Electric Co. 3.30% 2027	449	444
Pacific Gas and Electric Co. 3.00% 2028	9,648	9,324
Pacific Gas and Electric Co. 3.75% 2028	8,241	8,232
Pacific Gas and Electric Co. 4.65% 2028	1,442	1,501
Pacific Gas and Electric Co. 4.55% 2030	26,650	27,396
Pacific Gas and Electric Co. 2.50% 2031	5,277	4,703
Pacific Gas and Electric Co. 3.25% 2031	2,684	2,534
Pacific Gas and Electric Co. 3.75% 2042	500	429
PacifiCorp, First Mortgage Bonds, 3.50% 2029	1,000	1,052
PECO Energy Co. 2.80% 2050	975	870
Progress Energy, Inc. 7.00% 2031	2,480	3,186
Public Service Company of Colorado 1.875% 2031	2,000	1,849
Public Service Electric and Gas Co. 3.65% 2028	1,000	1,054
Public Service Electric and Gas Co. 1.90% 2031	850	786
Public Service Electric and Gas Co. 2.05% 2050	2,850	2,176
San Diego Gas & Electric Co. 1.70% 2030	383	348
Southern California Edison Co. 3.70% 2025	244	253
Southern California Edison Co. 3.65% 2028	1,305	1,355
Southern California Edison Co. 2.85% 2029	1,000	986
Southern California Edison Co. 2.25% 2030	3,460	3,252
Southern California Edison Co. 2.75% 2032	863	833
Southern California Edison Co. 2.95% 2051	5,653	4,784
Southern California Edison Co. 3.65% 2051	3,543	3,365
Southern California Edison Co. 3.45% 2052	4,236	3,924
Southern California Edison Co., Series C, 3.60% 2045	1,230	1,150
Southwestern Electric Power Co. 3.25% 2051	2,223	1,965
Union Electric Co. 2.15% 2032	1,350	1,275
Virginia Electric and Power Co. 3.15% 2026	1,150	1,184
Virginia Electric and Power Co. 2.30% 2031	2,122	2,009
Virginia Electric and Power Co. 2.40% 2032	2,600	2,477
American Funds Corporate Bond Fund — Page 5 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Virginia Electric and Power Co. 2.45% 2050	$2,700	$2,206
Wisconsin Electric Power Co. 2.85% 2051	810	707
Wisconsin Power and Light Co. 1.95% 2031	2,775	2,590
Xcel Energy, Inc. 3.35% 2026	5,000	5,168
Xcel Energy, Inc. 1.75% 2027	1,945	1,864
Xcel Energy, Inc. 2.60% 2029	1,300	1,270
Xcel Energy, Inc. 2.35% 2031	2,220	2,095
Xcel Energy, Inc. 3.50% 2049	1,420	1,362
		296,764
Energy 9.31%
Baker Hughes Co. 2.061% 2026	712	696
BP Capital Markets America, Inc. 2.721% 2032	3,000	2,877
Canadian Natural Resources, Ltd. 2.95% 2023	997	1,008
Canadian Natural Resources, Ltd. 2.05% 2025	997	980
Canadian Natural Resources, Ltd. 3.85% 2027	5,095	5,318
Canadian Natural Resources, Ltd. 2.95% 2030	1,300	1,291
Canadian Natural Resources, Ltd. 4.95% 2047	81	92
Cheniere Energy, Inc. 3.70% 2029	6,493	6,622
Chevron Corp. 2.954% 2026	3,220	3,328
Chevron Corp. 1.995% 2027	2,925	2,885
Chevron Corp. 2.236% 2030	15,239	14,851
Chevron USA, Inc. 1.018% 2027	7,000	6,555
ConocoPhillips 3.80% 2052	1,982	2,017
Continental Resources, Inc. 2.875% 2032[1]	2,594	2,376
Diamondback Energy, Inc. 4.40% 2051	1,887	1,960
Enbridge Energy Partners LP 7.375% 2045	3,016	4,278
Energy Transfer Operating LP 2.90% 2025	1,501	1,508
Energy Transfer Operating LP 3.75% 2030	2,041	2,076
Energy Transfer Operating LP 5.00% 2050	10,181	10,611
Energy Transfer Partners LP 6.125% 2045	443	498
Energy Transfer Partners LP 5.30% 2047	249	261
Energy Transfer Partners LP 6.00% 2048	2,036	2,289
Energy Transfer Partners LP 6.25% 2049	593	686
Enterprise Products Operating LLC 2.80% 2030	848	835
Enterprise Products Operating LLC 3.20% 2052	2,866	2,469
Enterprise Products Operating LLC 3.30% 2053	3,159	2,774
Equinor ASA 3.625% 2028	1,370	1,449
Exxon Mobil Corp. 2.019% 2024	3,660	3,675
Exxon Mobil Corp. 2.44% 2029	1,103	1,086
Exxon Mobil Corp. 2.61% 2030	2,610	2,593
Exxon Mobil Corp. 2.995% 2039	120	115
Exxon Mobil Corp. 3.452% 2051	2,605	2,580
Kinder Morgan, Inc. 2.00% 2031	943	848
Kinder Morgan, Inc. 5.20% 2048	651	721
Kinder Morgan, Inc. 3.25% 2050	1,500	1,263
Kinder Morgan, Inc. 3.60% 2051	3,098	2,792
MPLX LP 1.75% 2026	2,915	2,795
MPLX LP 2.65% 2030	5,347	5,043
MPLX LP 4.70% 2048	716	741
MPLX LP 5.50% 2049	3,491	3,990
ONEOK, Inc. 2.20% 2025	352	349
ONEOK, Inc. 5.85% 2026	5,015	5,605
ONEOK, Inc. 4.00% 2027	259	270
American Funds Corporate Bond Fund — Page 6 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 3.40% 2029	$1,440	$1,422
ONEOK, Inc. 4.35% 2029	151	158
ONEOK, Inc. 3.10% 2030	2,779	2,684
ONEOK, Inc. 6.35% 2031	2,798	3,323
ONEOK, Inc. 4.95% 2047	608	642
ONEOK, Inc. 5.20% 2048	2,749	3,002
ONEOK, Inc. 4.45% 2049	1,442	1,417
ONEOK, Inc. 4.50% 2050	551	543
ONEOK, Inc. 7.15% 2051	599	795
Petróleos Mexicanos (3-month USD-LIBOR + 3.65%) 3.851% 2022[3]	1,600	1,601
Petróleos Mexicanos 3.50% 2023	2,160	2,171
Petróleos Mexicanos 4.625% 2023	870	890
Petróleos Mexicanos 6.875% 2025[1]	1,541	1,635
Petróleos Mexicanos 6.50% 2027	1,670	1,718
Petróleos Mexicanos 6.50% 2029	1,116	1,119
Petróleos Mexicanos 6.70% 2032[1]	5,487	5,303
Pioneer Natural Resources Company 2.15% 2031	320	296
Qatar Petroleum 2.25% 2031[1]	2,270	2,142
Qatar Petroleum 3.125% 2041[1]	3,170	2,988
Qatar Petroleum 3.30% 2051[1]	1,530	1,443
SA Global Sukuk, Ltd. 1.602% 2026[1]	1,575	1,511
Sabine Pass Liquefaction, LLC 4.50% 2030	3,788	4,090
Shell International Finance BV 3.875% 2028	510	546
Shell International Finance BV 2.375% 2029	1,800	1,756
Shell International Finance BV 2.75% 2030	7,643	7,625
Shell International Finance BV 3.125% 2049	280	258
Shell International Finance BV 3.25% 2050	620	595
Suncor Energy, Inc. 3.75% 2051	1,154	1,106
Sunoco Logistics Operating Partners LP 5.40% 2047	260	279
Total Capital International 3.455% 2029	1,970	2,055
Total Capital International 3.127% 2050	1,296	1,201
Total SE 2.986% 2041	560	514
TransCanada PipeLines, Ltd. 4.10% 2030	1,812	1,916
Williams Companies, Inc. 3.50% 2030	4,661	4,742
Williams Companies, Inc. 2.60% 2031	3,985	3,767
Williams Partners LP 6.30% 2040	190	234
		184,543
Communication services 7.94%
Alphabet, Inc. 1.10% 2030	1,260	1,139
AT&T, Inc. 2.30% 2027	1,400	1,382
AT&T, Inc. 1.65% 2028	3,500	3,303
AT&T, Inc. 2.75% 2031	10,038	9,778
AT&T, Inc. 2.25% 2032	10,677	9,863
AT&T, Inc. 2.55% 2033	11,347	10,534
AT&T, Inc. 3.30% 2052	5,627	5,008
AT&T, Inc. 3.50% 2053	8,500	7,784
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2024	1,500	1,562
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.05% 2029	1,000	1,088
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	4,939	4,579
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.30% 2032	1,800	1,600
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2049	612	624
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.80% 2050	420	411
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051	3,440	2,892
American Funds Corporate Bond Fund — Page 7 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	$980	$854
Comcast Corp. 3.95% 2025	1,500	1,583
Comcast Corp. 4.15% 2028	1,000	1,085
Comcast Corp. 2.65% 2030	1,080	1,059
Comcast Corp. 1.50% 2031	4,800	4,271
Comcast Corp. 1.95% 2031	2,044	1,885
Comcast Corp. 4.00% 2047	200	204
Comcast Corp. 4.00% 2048	290	298
Comcast Corp. 2.80% 2051	3,800	3,180
Comcast Corp. 2.887% 2051[1]	2,000	1,738
Netflix, Inc. 4.875% 2028	7,491	8,037
Netflix, Inc. 5.875% 2028	11,396	12,904
Netflix, Inc. 5.375% 2029[1]	5,574	6,235
Netflix, Inc. 6.375% 2029	50	58
Netflix, Inc. 4.875% 2030[1]	5,606	6,121
T-Mobile US, Inc. 1.50% 2026	1,200	1,153
T-Mobile US, Inc. 3.75% 2027	1,200	1,247
T-Mobile US, Inc. 2.05% 2028	2,450	2,332
T-Mobile US, Inc. 2.55% 2031	3,792	3,556
T-Mobile US, Inc. 3.00% 2041	423	367
T-Mobile US, Inc. 3.30% 2051	2,556	2,233
T-Mobile US, Inc. 3.40% 2052[1]	1,944	1,726
Verizon Communications, Inc. 3.00% 2027	1,975	2,000
Verizon Communications, Inc. 2.10% 2028	900	870
Verizon Communications, Inc. 4.329% 2028	930	1,014
Verizon Communications, Inc. 3.875% 2029	175	186
Verizon Communications, Inc. 4.016% 2029	220	236
Verizon Communications, Inc. 1.68% 2030	1,050	944
Verizon Communications, Inc. 1.75% 2031	7,675	6,915
Verizon Communications, Inc. 2.55% 2031	925	889
Verizon Communications, Inc. 2.355% 2032[1]	1,907	1,782
Verizon Communications, Inc. 2.65% 2040	8,677	7,539
Verizon Communications, Inc. 3.40% 2041	7,800	7,522
Verizon Communications, Inc. 3.85% 2042	206	208
Verizon Communications, Inc. 2.875% 2050	1,529	1,310
Verizon Communications, Inc. 3.55% 2051	900	873
Vodafone Group PLC 4.25% 2050	1,500	1,539
		157,500
Industrials 7.20%
Boeing Company 4.875% 2025	1,566	1,666
Boeing Company 2.196% 2026	6,750	6,590
Boeing Company 2.75% 2026	8,893	8,904
Boeing Company 2.70% 2027	505	499
Boeing Company 5.04% 2027	2,314	2,516
Boeing Company 3.25% 2028	13,627	13,626
Boeing Company 5.15% 2030	8,170	9,030
Boeing Company 3.625% 2031	470	474
Boeing Company 3.75% 2050	209	195
Boeing Company 5.805% 2050	3,198	3,805
Burlington Northern Santa Fe LLC 3.00% 2023	1,000	1,014
Burlington Northern Santa Fe LLC 3.05% 2051	2,000	1,859
Burlington Northern Santa Fe LLC 3.30% 2051	1,615	1,575
Canadian National Railway Company 3.20% 2046	190	183
American Funds Corporate Bond Fund — Page 8 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Canadian Pacific Railway, Ltd. 1.75% 2026	$2,456	$2,384
Canadian Pacific Railway, Ltd. 2.45% 2031	4,415	4,241
Canadian Pacific Railway, Ltd. 3.00% 2041	2,370	2,202
Canadian Pacific Railway, Ltd. 3.10% 2051	5,351	4,861
Carrier Global Corp. 2.242% 2025	2,742	2,737
Carrier Global Corp. 2.493% 2027	225	224
Carrier Global Corp. 2.722% 2030	488	475
Carrier Global Corp. 3.377% 2040	119	112
Carrier Global Corp. 3.577% 2050	103	98
CSX Corp. 3.80% 2028	1,559	1,646
CSX Corp. 4.25% 2029	1,000	1,087
CSX Corp. 2.40% 2030	425	414
CSX Corp. 3.35% 2049	1,015	977
CSX Corp. 2.50% 2051	3,775	3,117
General Dynamics Corp. 1.15% 2026	1,140	1,094
General Dynamics Corp. 3.625% 2030	1,690	1,800
General Dynamics Corp. 2.25% 2031	891	866
General Electric Capital Corp. 4.418% 2035	3,007	3,385
Honeywell International, Inc. 2.30% 2024	80	81
Honeywell International, Inc. 1.35% 2025	124	121
Honeywell International, Inc. 2.70% 2029	1,522	1,536
Honeywell International, Inc. 1.95% 2030	2,250	2,123
L3Harris Technologies, Inc. 1.80% 2031	925	835
Lockheed Martin Corp. 1.85% 2030	892	836
Lockheed Martin Corp. 3.60% 2035	406	427
Lockheed Martin Corp. 4.50% 2036	338	384
Lockheed Martin Corp. 4.07% 2042	200	219
Masco Corp. 1.50% 2028	1,897	1,736
Masco Corp. 2.00% 2031	3,456	3,136
Masco Corp. 3.125% 2051	207	180
Norfolk Southern Corp. 3.05% 2050	1,356	1,241
Northrop Grumman Corp. 3.25% 2028	1,210	1,238
Northrop Grumman Corp. 5.25% 2050	229	288
Otis Worldwide Corp. 2.056% 2025	2,000	1,986
Otis Worldwide Corp. 2.293% 2027	1,750	1,725
Otis Worldwide Corp. 3.362% 2050	1,000	934
Raytheon Technologies Corp. 1.90% 2031	3,150	2,872
Raytheon Technologies Corp. 2.375% 2032	1,500	1,425
Raytheon Technologies Corp. 2.82% 2051	750	654
Raytheon Technologies Corp. 3.03% 2052	3,000	2,694
Republic Services, Inc. 2.375% 2033	1,730	1,608
Roper Technologies, Inc. 1.00% 2025	1,000	952
Roper Technologies, Inc. 1.40% 2027	750	700
Roper Technologies, Inc. 1.75% 2031	1,500	1,328
Siemens AG 2.90% 2022[1]	450	453
Siemens AG 1.20% 2026[1]	4,240	4,063
Union Pacific Corp. 3.15% 2024	750	770
Union Pacific Corp. 3.75% 2025	2,255	2,369
Union Pacific Corp. 2.15% 2027	1,000	989
Union Pacific Corp. 2.40% 2030	470	458
Union Pacific Corp. 2.375% 2031	1,807	1,754
Union Pacific Corp. 2.80% 2032	4,167	4,183
Union Pacific Corp. 2.891% 2036	1,332	1,290
Union Pacific Corp. 3.375% 2042	530	530
American Funds Corporate Bond Fund — Page 9 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 4.30% 2049	$510	$571
Union Pacific Corp. 3.25% 2050	1,851	1,781
Union Pacific Corp. 2.95% 2052	2,503	2,283
Union Pacific Corp. 3.50% 2053	1,910	1,920
Union Pacific Corp. 3.95% 2059	805	845
United Technologies Corp. 3.65% 2023	23	24
United Technologies Corp. 3.95% 2025	1,535	1,618
United Technologies Corp. 4.125% 2028	1,475	1,596
United Technologies Corp. 4.50% 2042	250	280
		142,692
Consumer staples 6.55%
7-Eleven, Inc. 0.95% 2026[1]	3,894	3,669
7-Eleven, Inc. 1.30% 2028[1]	4,060	3,703
7-Eleven, Inc. 1.80% 2031[1]	17,339	15,476
7-Eleven, Inc. 2.80% 2051[1]	762	638
Altria Group, Inc. 2.35% 2025	140	140
Altria Group, Inc. 4.40% 2026	97	103
Altria Group, Inc. 4.80% 2029	1,023	1,106
Altria Group, Inc. 3.40% 2030	984	969
Altria Group, Inc. 2.45% 2032	2,000	1,787
Altria Group, Inc. 5.80% 2039	110	121
Altria Group, Inc. 5.375% 2044	314	328
Altria Group, Inc. 5.95% 2049	2,433	2,708
Altria Group, Inc. 4.45% 2050	102	94
Altria Group, Inc. 3.70% 2051	5,865	4,804
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	5,095	5,767
Anheuser-Busch InBev NV 4.00% 2028	200	213
Anheuser-Busch InBev NV 4.75% 2029	1,531	1,702
Anheuser-Busch InBev NV 3.50% 2030	2,216	2,317
Anheuser-Busch InBev NV 4.90% 2031	250	287
Anheuser-Busch InBev NV 4.439% 2048	280	300
Anheuser-Busch InBev NV 5.55% 2049	889	1,103
Anheuser-Busch InBev NV 4.50% 2050	1,207	1,331
British American Tobacco International Finance PLC 1.668% 2026	986	937
British American Tobacco PLC 2.789% 2024	900	906
British American Tobacco PLC 3.215% 2026	705	705
British American Tobacco PLC 3.557% 2027	5,146	5,183
British American Tobacco PLC 4.70% 2027	180	191
British American Tobacco PLC 2.259% 2028	7,488	6,996
British American Tobacco PLC 4.906% 2030	2,846	3,042
British American Tobacco PLC 2.726% 2031	5,140	4,714
British American Tobacco PLC 3.734% 2040	860	743
British American Tobacco PLC 4.54% 2047	2,713	2,510
British American Tobacco PLC 4.758% 2049	1,995	1,892
Coca-Cola Company 1.00% 2028	645	598
Coca-Cola Company 1.375% 2031	530	477
Coca-Cola Company 2.50% 2051	253	217
Conagra Brands, Inc. 4.30% 2024	2,900	3,011
Conagra Brands, Inc. 4.60% 2025	1,615	1,720
Conagra Brands, Inc. 1.375% 2027	2,710	2,490
Conagra Brands, Inc. 5.30% 2038	31	36
Conagra Brands, Inc. 5.40% 2048	617	748
Constellation Brands, Inc. 4.25% 2023	457	470
American Funds Corporate Bond Fund — Page 10 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 3.60% 2028	$200	$206
Constellation Brands, Inc. 2.875% 2030	2,873	2,805
Constellation Brands, Inc. 2.25% 2031	3,745	3,425
Constellation Brands, Inc. 4.10% 2048	200	201
Keurig Dr Pepper, Inc. 4.057% 2023	320	329
Keurig Dr Pepper, Inc. 4.417% 2025	2,592	2,745
Keurig Dr Pepper, Inc. 4.597% 2028	591	646
Keurig Dr Pepper, Inc. 3.20% 2030	1,090	1,102
Keurig Dr Pepper, Inc. 5.085% 2048	450	526
Keurig Dr Pepper, Inc. 3.80% 2050	1,569	1,547
Molson Coors Brewing Co. 4.20% 2046	475	473
Nestlé Holdings, Inc. 0.625% 2026[1]	2,360	2,232
Nestlé Holdings, Inc. 1.00% 2027[1]	1,838	1,716
Nestlé Holdings, Inc. 1.15% 2027[1]	1,650	1,566
Nestlé Holdings, Inc. 1.875% 2031[1]	2,000	1,881
Nestlé Holdings, Inc. 2.625% 2051[1]	2,000	1,780
PepsiCo, Inc. 1.625% 2030	1,274	1,189
PepsiCo, Inc. 1.95% 2031	8,383	7,956
PepsiCo, Inc. 2.75% 2051	450	415
Philip Morris International, Inc. 2.875% 2024	972	992
Philip Morris International, Inc. 1.50% 2025	228	223
Philip Morris International, Inc. 0.875% 2026	1,035	974
Philip Morris International, Inc. 3.375% 2029	1,395	1,438
Philip Morris International, Inc. 1.75% 2030	1,910	1,730
Philip Morris International, Inc. 2.10% 2030	1,167	1,098
Philip Morris International, Inc. 4.125% 2043	512	514
Philip Morris International, Inc. 4.25% 2044	431	446
Procter & Gamble Company 0.55% 2025	1,692	1,611
Procter & Gamble Company 1.00% 2026	342	329
Procter & Gamble Company 1.20% 2030	1,000	905
Procter & Gamble Company 3.00% 2030	152	159
Reynolds American, Inc. 4.45% 2025	225	235
Reynolds American, Inc. 5.85% 2045	225	244
		129,890
Health care 6.51%
AbbVie, Inc. 2.95% 2026	362	369
AbbVie, Inc. 3.20% 2029	825	837
AbbVie, Inc. 4.25% 2049	1,654	1,762
AmerisourceBergen Corp. 2.70% 2031	7,302	7,042
Amgen, Inc. 3.35% 2032	3,312	3,395
Amgen, Inc. 4.20% 2052	2,090	2,195
Amgen, Inc. 4.40% 2062	1,923	2,026
AstraZeneca Finance LLC 1.75% 2028	1,891	1,809
AstraZeneca Finance LLC 2.25% 2031	867	834
AstraZeneca PLC 2.375% 2022	1,000	1,003
AstraZeneca PLC 3.375% 2025	1,740	1,812
AstraZeneca PLC 0.70% 2026	2,965	2,786
AstraZeneca PLC 1.375% 2030	2,194	1,980
AstraZeneca PLC 3.00% 2051	553	518
Baxter International, Inc. 2.539% 2032[1]	4,000	3,846
Bayer US Finance II LLC 4.25% 2025[1]	450	473
Bayer US Finance II LLC 4.375% 2028[1]	750	801
Bayer US Finance II LLC 4.875% 2048[1]	264	290
American Funds Corporate Bond Fund — Page 11 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Company 3.363% 2024	$522	$535
Boston Scientific Corp. 3.375% 2022	332	334
Boston Scientific Corp. 3.45% 2024	285	292
Boston Scientific Corp. 3.75% 2026	1,088	1,137
Boston Scientific Corp. 2.65% 2030	4,229	4,105
Boston Scientific Corp. 4.70% 2049	409	466
Centene Corp. 2.45% 2028	6,355	5,996
Centene Corp. 4.625% 2029	2,470	2,548
Centene Corp. 3.00% 2030	4,185	3,996
Centene Corp. 3.375% 2030	1,963	1,886
Centene Corp. 2.50% 2031	5,015	4,625
Centene Corp. 2.625% 2031	1,530	1,413
Cigna Corp. 2.375% 2031	6,158	5,809
CVS Health Corp. 1.30% 2027	5,000	4,664
CVS Health Corp. 4.30% 2028	414	447
CVS Health Corp. 3.25% 2029	1,705	1,737
CVS Health Corp. 1.75% 2030	1,415	1,280
CVS Health Corp. 1.875% 2031	3,295	2,998
CVS Health Corp. 5.05% 2048	65	76
Eli Lilly and Company 2.35% 2022	2,000	2,006
Gilead Sciences, Inc. 1.65% 2030	16	14
Gilead Sciences, Inc. 2.80% 2050	298	253
GlaxoSmithKline PLC 2.875% 2022	1,150	1,154
GlaxoSmithKline PLC 3.00% 2024	1,115	1,139
GlaxoSmithKline PLC 3.625% 2025	1,000	1,045
GlaxoSmithKline PLC 3.875% 2028	1,313	1,408
HCA, Inc. 4.125% 2029	1,000	1,049
Johnson & Johnson 2.10% 2040	1,605	1,378
Kaiser Foundation Hospitals 2.81% 2041	660	611
Medtronic, Inc. 3.50% 2025	59	61
Merck & Co., Inc. 1.45% 2030	3,010	2,753
Novartis Capital Corp. 1.75% 2025	2,508	2,495
Novartis Capital Corp. 2.00% 2027	1,885	1,864
Novartis Capital Corp. 2.20% 2030	5,123	4,975
Partners HealthCare System, Inc. 3.192% 2049	1,000	979
Pfizer, Inc. 1.70% 2030	1,367	1,277
Regeneron Pharmaceuticals, Inc. 1.75% 2030	38	34
Roche Holdings, Inc. 1.93% 2028[1]	7,367	7,080
Roche Holdings, Inc. 2.076% 2031[1]	5,682	5,404
Roche Holdings, Inc. 2.607% 2051[1]	499	443
Shire PLC 3.20% 2026	1,450	1,489
Summa Health 3.511% 2051	665	666
Teva Pharmaceutical Finance Co. BV 3.15% 2026	615	561
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,650	1,306
Thermo Fisher Scientific, Inc. 2.00% 2031	1,263	1,173
Thermo Fisher Scientific, Inc. 2.80% 2041	929	857
UnitedHealth Group, Inc. 2.375% 2024	535	542
UnitedHealth Group, Inc. 3.75% 2025	380	398
UnitedHealth Group, Inc. 2.875% 2029	348	353
UnitedHealth Group, Inc. 2.30% 2031	714	688
UnitedHealth Group, Inc. 3.05% 2041	2,000	1,923
UnitedHealth Group, Inc. 4.45% 2048	285	329
American Funds Corporate Bond Fund — Page 12 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 3.25% 2051	$2,858	$2,782
Zimmer Holdings, Inc. 3.15% 2022	380	380
		128,991
Information technology 5.14%
Analog Devices, Inc. 1.70% 2028	2,103	2,010
Analog Devices, Inc. 2.10% 2031	3,426	3,279
Analog Devices, Inc. 2.80% 2041	591	546
Analog Devices, Inc. 2.95% 2051	2,186	2,002
Apple, Inc. 0.55% 2025	1,550	1,476
Apple, Inc. 1.125% 2025	2,004	1,955
Apple, Inc. 2.375% 2041	850	759
Apple, Inc. 2.65% 2051	1,210	1,078
Apple, Inc. 2.70% 2051	500	449
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	1,090	1,136
Broadcom, Inc. 4.75% 2029	4,052	4,408
Broadcom, Inc. 4.15% 2030	2,000	2,100
Broadcom, Inc. 5.00% 2030	2,500	2,764
Broadcom, Inc. 3.419% 2033[1]	812	792
Broadcom, Inc. 3.469% 2034[1]	4,193	4,053
Broadcom, Inc. 3.137% 2035[1]	1,203	1,115
Broadcom, Inc. 3.187% 2036[1]	3,807	3,539
Broadcom, Inc. 3.50% 2041[1]	5,505	5,085
Broadcom, Inc. 3.75% 2051[1]	1,811	1,693
Fidelity National Information Services, Inc. 2.25% 2031	2,700	2,461
Fidelity National Information Services, Inc. 3.10% 2041	273	247
Fiserv, Inc. 3.50% 2029	1,186	1,203
Fiserv, Inc. 2.65% 2030	1,107	1,056
Global Payments, Inc. 2.90% 2030	2,222	2,140
Mastercard, Inc. 1.90% 2031	1,725	1,631
Mastercard, Inc. 2.00% 2031	1,885	1,785
Mastercard, Inc. 2.95% 2051	1,366	1,286
Microsoft Corp. 2.525% 2050	580	516
Oracle Corp. 2.50% 2025	2,275	2,273
Oracle Corp. 2.30% 2028	1,663	1,586
Oracle Corp. 2.875% 2031	14,620	13,964
Oracle Corp. 3.60% 2050	3,020	2,631
Oracle Corp. 3.95% 2051	1,841	1,689
PayPal Holdings, Inc. 2.85% 2029	1,441	1,437
PayPal Holdings, Inc. 2.30% 2030	1,976	1,885
PayPal Holdings, Inc. 3.25% 2050	283	266
salesforce.com, inc. 1.95% 2031	1,600	1,513
salesforce.com, inc. 2.70% 2041	1,275	1,166
salesforce.com, inc. 2.90% 2051	275	250
salesforce.com, inc. 3.05% 2061	1,200	1,087
ServiceNow, Inc. 1.40% 2030	19,148	16,952
VeriSign, Inc. 2.70% 2031	781	726
Visa, Inc. 1.10% 2031	2,200	1,952
		101,941
Consumer discretionary 3.93%
Amazon.com, Inc. 1.20% 2027	1,191	1,134
Amazon.com, Inc. 1.50% 2030	3,811	3,533
Amazon.com, Inc. 2.10% 2031	927	893
American Funds Corporate Bond Fund — Page 13 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Amazon.com, Inc. 2.875% 2041	$2,034	$1,945
Amazon.com, Inc. 2.50% 2050	1,000	866
American Honda Finance Corp. 0.75% 2024	1,000	971
American Honda Finance Corp. 1.20% 2025	3,818	3,701
American Honda Finance Corp. 1.30% 2026	1,500	1,436
Bayerische Motoren Werke AG 3.80% 2023[1]	1,059	1,084
Bayerische Motoren Werke AG 3.90% 2025[1]	257	269
Bayerische Motoren Werke AG 2.55% 2031[1]	1,534	1,490
Daimler Trucks Finance North America, LLC 2.375% 2028[1]	2,025	1,946
Daimler Trucks Finance North America, LLC 2.50% 2031[1]	4,685	4,423
DaimlerChrysler North America Holding Corp. 2.45% 2031[1]	575	550
General Motors Company 6.125% 2025	823	911
General Motors Financial Co. 3.50% 2024	1,500	1,537
General Motors Financial Co. 2.75% 2025	4,295	4,296
General Motors Financial Co. 2.40% 2028	1,450	1,387
Home Depot, Inc. 3.90% 2028	119	129
Home Depot, Inc. 2.95% 2029	828	848
Home Depot, Inc. 1.375% 2031	2,326	2,085
Home Depot, Inc. 3.125% 2049	91	86
Home Depot, Inc. 3.35% 2050	570	559
Home Depot, Inc. 2.375% 2051	2,795	2,305
Hyundai Capital America 1.80% 2025[1]	774	748
Hyundai Capital America 1.50% 2026[1]	850	801
Hyundai Capital America 2.00% 2028[1]	1,975	1,838
Hyundai Capital America 2.10% 2028[1]	3,892	3,624
Lowe’s Companies, Inc. 1.30% 2028	171	158
Lowe’s Companies, Inc. 1.70% 2030	1,123	1,012
Lowe’s Companies, Inc. 4.05% 2047	37	38
Lowe’s Companies, Inc. 3.00% 2050	615	536
Lowe’s Companies, Inc. 5.125% 2050	81	98
Marriott International, Inc. 2.85% 2031	2,260	2,156
Marriott International, Inc. 2.75% 2033	2,040	1,883
McDonald’s Corp. 2.125% 2030	385	365
Morongo Band of Mission Indians 7.00% 2039[1]	1,100	1,410
Stellantis Finance US, Inc. 1.711% 2027[1]	2,550	2,427
Stellantis Finance US, Inc. 2.691% 2031[1]	7,905	7,328
Toyota Motor Credit Corp. 0.45% 2024	500	488
Toyota Motor Credit Corp. 3.00% 2025	189	194
Toyota Motor Credit Corp. 0.80% 2026	640	608
Toyota Motor Credit Corp. 1.15% 2027	1,500	1,409
Toyota Motor Credit Corp. 3.20% 2027	840	876
Toyota Motor Credit Corp. 1.90% 2028	2,440	2,354
Toyota Motor Credit Corp. 3.05% 2028	384	397
Toyota Motor Credit Corp. 3.375% 2030	1,339	1,403
Volkswagen Group of America Finance, LLC 2.85% 2024[1]	1,334	1,353
Volkswagen Group of America Finance, LLC 1.25% 2025[1]	4,960	4,729
Volkswagen Group of America Finance, LLC 1.625% 2027[1]	1,280	1,206
		77,823
Real estate 3.25%
Alexandria Real Estate Equities, Inc. 3.80% 2026	100	106
Alexandria Real Estate Equities, Inc. 3.95% 2028	33	35
Alexandria Real Estate Equities, Inc. 2.75% 2029	175	173
Alexandria Real Estate Equities, Inc. 3.375% 2031	207	212
American Funds Corporate Bond Fund — Page 14 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 1.875% 2033	$894	$791
American Campus Communities, Inc. 3.75% 2023	1,715	1,741
American Campus Communities, Inc. 4.125% 2024	1,443	1,498
American Campus Communities, Inc. 3.30% 2026	1,660	1,714
American Campus Communities, Inc. 3.625% 2027	229	238
American Campus Communities, Inc. 2.85% 2030	86	84
American Campus Communities, Inc. 3.875% 2031	284	298
American Tower Corp. 1.45% 2026	854	810
American Tower Corp. 1.60% 2026	1,574	1,512
American Tower Corp. 2.30% 2031	2,399	2,181
American Tower Corp. 2.70% 2031	3,277	3,085
American Tower Corp. 2.95% 2051	285	234
Corporate Office Properties LP 2.25% 2026	714	703
Corporate Office Properties LP 2.00% 2029	362	336
Corporate Office Properties LP 2.75% 2031	620	583
Corporate Office Properties LP 2.90% 2033	619	572
Crown Castle International Corp. 2.50% 2031	7,937	7,379
Equinix, Inc. 2.625% 2024	3,482	3,505
Equinix, Inc. 1.25% 2025	3,123	2,978
Equinix, Inc. 2.90% 2026	583	589
Equinix, Inc. 1.80% 2027	470	445
Equinix, Inc. 1.55% 2028	1,735	1,596
Equinix, Inc. 2.00% 2028	537	503
Equinix, Inc. 3.20% 2029	3,945	3,896
Equinix, Inc. 2.15% 2030	5,288	4,799
Equinix, Inc. 2.50% 2031	7,086	6,559
Equinix, Inc. 3.00% 2050	1,274	1,068
Equinix, Inc. 3.40% 2052	2,048	1,847
Essex Portfolio LP 3.50% 2025	67	69
Essex Portfolio LP 3.375% 2026	191	197
Extra Space Storage, Inc. 2.35% 2032	990	913
Invitation Homes Operating Partnership LP 2.30% 2028	845	799
Invitation Homes Operating Partnership LP 2.00% 2031	1,424	1,270
Invitation Homes Operating Partnership LP 2.70% 2034	606	553
Public Storage 2.30% 2031	879	847
Scentre Group 3.50% 2025[1]	48	49
Sun Communities Operating LP 2.30% 2028	381	360
Sun Communities Operating LP 2.70% 2031	7,486	7,049
Westfield Corp., Ltd. 3.50% 2029[1]	307	305
		64,481
Materials 2.52%
Air Products and Chemicals, Inc. 1.85% 2027	60	59
Anglo American Capital PLC 2.25% 2028[1]	1,480	1,410
Anglo American Capital PLC 5.625% 2030[1]	1,610	1,820
Anglo American Capital PLC 2.875% 2031[1]	1,000	948
Anglo American Capital PLC 3.95% 2050[1]	696	668
Dow Chemical Co. 4.55% 2025	14	15
Dow Chemical Co. 3.625% 2026	746	779
Dow Chemical Co. 4.80% 2028	500	557
Dow Chemical Co. 2.10% 2030	4,250	3,967
Dow Chemical Co. 4.625% 2044	600	664
Dow Chemical Co. 5.55% 2048	290	366
Dow Chemical Co. 4.80% 2049	582	660
American Funds Corporate Bond Fund — Page 15 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. 3.60% 2050	$2,108	$2,020
Ecolab, Inc. 1.65% 2027	500	487
Ecolab, Inc. 2.125% 2032	2,170	2,050
Ecolab, Inc. 2.125% 2050	1,000	765
Ecolab, Inc. 2.70% 2051	500	437
Glencore Funding LLC 4.125% 2024[1]	500	517
Glencore Funding LLC 1.625% 2026[1]	600	571
Glencore Funding LLC 2.625% 2031[1]	2,000	1,839
Glencore Funding LLC 3.375% 2051[1]	800	685
Huntsman International LLC 4.50% 2029	559	594
International Flavors & Fragrances, Inc. 1.23% 2025[1]	1,000	954
International Flavors & Fragrances, Inc. 1.832% 2027[1]	3,048	2,884
International Flavors & Fragrances, Inc. 2.30% 2030[1]	5,609	5,218
International Flavors & Fragrances, Inc. 3.268% 2040[1]	500	462
International Flavors & Fragrances, Inc. 3.468% 2050[1]	1,800	1,638
LYB International Finance BV 4.875% 2044	100	110
LYB International Finance III, LLC 1.25% 2025	949	907
LYB International Finance III, LLC 2.25% 2030	1,270	1,193
LYB International Finance III, LLC 3.375% 2040	718	673
LYB International Finance III, LLC 4.20% 2049	249	252
LYB International Finance III, LLC 4.20% 2050	250	254
LYB International Finance III, LLC 3.625% 2051	1,680	1,590
Newcrest Finance Pty, Ltd. 3.25% 2030[1]	1,492	1,494
Newcrest Finance Pty, Ltd. 4.20% 2050[1]	340	348
Nutrien, Ltd. 1.90% 2023	111	111
Nutrien, Ltd. 5.00% 2049	300	363
Praxair, Inc. 1.10% 2030	1,682	1,500
Praxair, Inc. 2.00% 2050	866	682
Rio Tinto Finance (USA), Ltd. 2.75% 2051	2,062	1,816
Sherwin-Williams Company 2.75% 2022	22	22
Sherwin-Williams Company 3.125% 2024	700	716
Sherwin-Williams Company 3.45% 2027	400	417
Sherwin-Williams Company 2.30% 2030	691	655
Sherwin-Williams Company 2.20% 2032	250	233
Sherwin-Williams Company 3.80% 2049	550	554
Sherwin-Williams Company 3.30% 2050	1,050	963
Sherwin-Williams Company 2.90% 2052	250	215
Vale Overseas, Ltd. 3.75% 2030	1,503	1,489
Westlake Chemical Corp. 5.00% 2046	130	148
Westlake Chemical Corp. 4.375% 2047	160	169
		49,908
Total corporate bonds, notes & loans		1,785,541
U.S. Treasury bonds & notes 4.96% U.S. Treasury 4.96%
U.S. Treasury 0.375% 2023	114	112
U.S. Treasury 0.50% 2023	4,198	4,133
U.S. Treasury 0.375% 2024	3,221	3,123
U.S. Treasury 0.625% 2024	1,850	1,804
U.S. Treasury 0.75% 2024	684	668
U.S. Treasury 1.50% 2024	13,515	13,531
U.S. Treasury 0.25% 2025	1	1
U.S. Treasury 1.50% 2025	10,829	10,791
American Funds Corporate Bond Fund — Page 16 of 21

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.50% 2026	$1,820	$1,734
U.S. Treasury 0.875% 2026	1,148	1,107
U.S. Treasury 1.125% 2026	1,042	1,013
U.S. Treasury 1.875% 2027	23,338	23,510
U.S. Treasury 1.125% 2028	723	693
U.S. Treasury 1.25% 2028[4]	1,356	1,311
U.S. Treasury 1.25% 2028	1,055	1,018
U.S. Treasury 1.25% 2028[4]	188	182
U.S. Treasury 1.875% 2032[4]	17,826	17,909
U.S. Treasury 1.75% 2041[4]	450	413
U.S. Treasury 2.00% 2041[4]	354	339
U.S. Treasury 2.375% 2042	750	766
U.S. Treasury 1.875% 2051[4]	15,121	14,118
U.S. Treasury 2.00% 2051[4]	77	74
Total U.S. Treasury bonds & notes		98,350
Asset-backed obligations 1.18%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[1,5]	2,067	1,977
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,5]	4,336	4,195
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,5]	299	283
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,5]	403	384
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,5]	853	891
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,5]	16,290	15,679
		23,409
Municipals 0.34% California 0.10%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	215	211
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	965	929
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	750	696
		1,836
Ohio 0.24%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	4,650	4,801
Total municipals		6,637
Bonds & notes of governments & government agencies outside the U.S. 0.10%
Panama (Republic of) 2.252% 2032	1,710	1,514
United Mexican States 3.75% 2071	685	543
		2,057
Total bonds, notes & other debt instruments (cost: $1,993,713,000)		1,915,994
Short-term securities 2.97% Money market investments 2.97%	Shares
Capital Group Central Cash Fund 0.15%[6,7]	588,631	58,863
Total short-term securities (cost: $58,863,000)		58,863
Total investment securities 99.62% (cost: $2,052,576,000)		1,974,857
Other assets less liabilities 0.38%		7,503
Net assets 100.00%		$1,982,360
American Funds Corporate Bond Fund — Page 17 of 21

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2022 (000)
2 Year U.S. Treasury Note Futures	Long	727	June 2022	$156,470	$421
5 Year U.S. Treasury Note Futures	Long	24	June 2022	2,839	(1)
10 Year U.S. Treasury Note Futures	Short	1,370	June 2022	(174,590)	(1,307)
10 Year Ultra U.S. Treasury Note Futures	Short	2,688	June 2022	(379,890)	(3,640)
20 Year U.S. Treasury Bond Futures	Long	1,718	June 2022	269,189	3,789
30 Year Ultra U.S. Treasury Bond Futures	Long	451	June 2022	83,858	842
					$104
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 2/28/2022 (000)
CDX.NA.IG.37	1.00%	Quarterly	12/20/2026	$72,820	$(1,068)	$(1,437)	$369
Investments in affiliates7

	Value of affiliate at 6/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 2/28/2022 (000)	Dividend income (000)
Short-term securities 2.97%
Money market investments 2.97%
Capital Group Central Cash Fund 0.15%[6]	$64,118	$576,865	$582,112	$(8)	$—[8]	$58,863	$25
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $295,761,000, which represented 14.92% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,199,000, which represented .26% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 2/28/2022.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
American Funds Corporate Bond Fund — Page 18 of 21

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,232,901,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $65,570,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Corporate Bond Fund — Page 19 of 21

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,785,541	$—	$1,785,541
U.S. Treasury bonds & notes	—	98,350	—	98,350
Asset-backed obligations	—	23,409	—	23,409
Municipals	—	6,637	—	6,637
Bonds & notes of governments & government agencies outside the U.S.	—	2,057	—	2,057
Short-term securities	58,863	—	—	58,863
Total	$58,863	$1,915,994	$—	$1,974,857
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,052	$—	$—	$5,052
Unrealized appreciation on credit default swaps	—	369	—	369
Liabilities:
Unrealized depreciation on futures contracts	(4,948)	—	—	(4,948)
Total	$104	$369	$—	$473
*	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbol
Auth. = Authority
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
American Funds Corporate Bond Fund — Page 20 of 21

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-032-0422O-S85343	American Funds Corporate Bond Fund — Page 21 of 21